Exhibit 1

J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI

Commercial Mortgage Pass-Through Certificates, Series 2017-MAUI

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Academy Securities, Inc.

Drexel Hamilton, LLC

14 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Academy Securities, Inc. 277 Park Avenue, 35th Floor New York, New York 10172
Re: J.P Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI Commercial Mortgage Pass-Through Certificates, Series 2017-MAUI (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 July 2017

Attachment A Page 1 of 12

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent interests in J.P. Morgan Chase Commercial Mortgage Securities Trust 2017-MAUI (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of a componentized promissory note issued by 3900 WA Associates, LLC, a Delaware limited liability company (the “Borrower”), evidencing a floating-rate loan (the “Mortgage Loan”),
c.	The Mortgage Loan is secured by, among other things, a first-priority mortgage lien on the Borrower’s fee interest in a full service resort hotel property located in Wailea, Hawaii, commonly known as Four Seasons Resort Maui at Wailea (the “Property”) and
d.	The Mortgage Loan has a related senior floating rate mezzanine loan (the “Senior Mezzanine Loan”) and a related junior floating rate mezzanine loan (the “Junior Mezzanine Loan,” together with the Senior Mezzanine Loan, the “Mezzanine Loans”), which will not be assets of the Issuing Entity.

For the purpose of the procedures described in this report:

a.	The Mortgage Loan, together with the Mezzanine Loans, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” and
b.	The Mortgage Loan, together with the Senior Mezzanine Loan, is herein referred to as the “Mortgage + Senior Mezz Debt associated with the Mortgage Loan.”

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan, Mezzanine Loans, Property, Total Debt associated with the Mortgage Loan and Mortgage + Senior Mezz Debt associated with the Mortgage Loan as of 9 July 2017 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 12

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loans, Property, Total Debt associated with the Mortgage Loan and Mortgage + Senior Mezz Debt associated with the Mortgage Loan as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Senior Mezzanine and Junior Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Sr. Mezz Loan Term (Excluding Extensions),
iii.	Original Jr. Mezz Loan Term (Excluding Extensions),
iv.	Original Mortgage Loan Term (Including Extensions),
v.	Original Sr. Mezz Loan Term (Including Extensions) and
vi.	Original Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 12

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions),
c.	Original Sr. Mezz Loan Term (Excluding Extensions),
d.	Original Jr. Mezz Loan Term (Excluding Extensions),
e.	Original Mortgage Loan Term (Including Extensions),
f.	Original Sr. Mezz Loan Term (Including Extensions) and
g.	Original Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity,
ii.	Remaining Sr. Mezz Loan Term to Maturity,
iii.	Remaining Jr. Mezz Loan Term to Maturity,
iv.	Remaining Mortgage Loan Term (Including Extensions),
v.	Remaining Sr. Mezz Loan Term (Including Extensions) and
vi.	Remaining Jr. Mezz Loan Term (Including Extensions)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, the loan agreement, senior mezzanine loan agreement and junior mezzanine loan agreement Source Documents indicate that the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Sr. Mezz Loan Amortization Term (Excluding Extensions),
iii.	Original Jr. Mezz Loan Amortization Term (Excluding Extensions),
iv.	Remaining Mortgage Loan Amortization Term,
v.	Remaining Sr. Mezz Loan Amortization Term,
vi.	Remaining Jr. Mezz Loan Amortization Term,
vii.	Remaining Mortgage Loan Amortization Term (Including Extensions),
viii.	Remaining Sr. Mezz Loan Amortization Term (Including Extensions) and
ix.	Remaining Jr. Mezz Loan Amortization Term (Including Extensions),
b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period,”
c.	Use the “Original Sr. Mezz Loan Term (Excluding Extensions)” of the Senior Mezzanine Loan, as shown on the Final Data File, for the “Sr. Mezz Loan IO Period,”
d.	Use the “Original Jr. Mezz Loan Term (Excluding Extensions)” of the Junior Mezzanine Loan, as shown on the Final Data File, for the “Jr. Mezz Loan IO Period,”

Attachment A Page 4 of 12

7. (continued)

e.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Allocated Loan Amount ($)”),
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance”) and
iii.	Principal balance of the Mortgage Loan as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance”),
f.	Use the “Original Allocated Sr. Mezzanine Loan Balance” of the Senior Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Senior Mezzanine Loan as of the Reference Date (the “Cut-off Allocated Sr. Mezzanine Loan Balance”),
ii.	Principal balance of the Senior Mezzanine Loan as of the “Initial Maturity Date” of the Senior Mezzanine Loan (the “Initial Maturity Allocated Sr. Mezzanine Loan Balance”) and
iii.	Principal balance of the Senior Mezzanine Loan as of the “Fully Extended Maturity Date” of the Senior Mezzanine Loan (the “Final Maturity Allocated Sr. Mezzanine Loan Balance”) and
g.	Use the “Original Allocated Jr. Mezzanine Loan Balance” of the Junior Mezzanine Loan, as shown on the Final Data File, for the:
i.	Principal balance of the Junior Mezzanine Loan as of the Reference Date (the “Cut-off Allocated Jr. Mezzanine Loan Balance”),
ii.	Principal balance of the Junior Mezzanine Loan as of the “Initial Maturity Date” of the Junior Mezzanine Loan (the “Initial Maturity Allocated Jr. Mezzanine Loan Balance”) and
iii.	Principal balance of the Junior Mezzanine Loan as of the “Fully Extended Maturity Date” of the Junior Mezzanine Loan (the “Final Maturity Allocated Jr. Mezzanine Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Original Allocated Sr. Mezzanine Loan Balance,
c.	Original Allocated Jr. Mezzanine Loan Balance,
d.	Cut-off Date Allocated Loan Amount ($),
e.	Cut-off Allocated Sr. Mezzanine Loan Balance,
f.	Cut-off Allocated Jr. Mezzanine Loan Balance,
g.	Initial Maturity Allocated Mortgage Loan Balance,
h.	Initial Maturity Allocated Sr. Mezzanine Loan Balance,
i.	Initial Maturity Allocated Jr. Mezzanine Loan Balance,
j.	Final Maturity Allocated Mortgage Loan Balance,
k.	Final Maturity Allocated Sr. Mezzanine Loan Balance and
l.	Final Maturity Allocated Jr. Mezzanine Loan Balance

Attachment A Page 5 of 12

8. (continued)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance,
ii.	Cut-off Allocated Total Debt Balance,
iii.	Initial Maturity Allocated Total Debt Balance and
iv.	Final Maturity Allocated Total Debt Balance

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Spread,
b.	Sr. Mezz Spread,
c.	Jr. Mezz Spread,
d.	Original Allocated Mortgage Loan Balance,
e.	Original Allocated Sr. Mezzanine Loan Balance and
f.	Original Allocated Jr. Mezzanine Loan Balance

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Spread,
b.	Sr. Mezz Spread,
c.	Jr. Mezz Spread,
d.	Total Debt Spread,
e.	LIBOR Floor,
f.	Amount Floored and
g.	LIBOR Rounding Methodology

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.2300% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Sr. Mezzanine Loan Interest Rate,
iii.	Jr. Mezzanine Loan Interest Rate and
iv.	Original Total Debt Interest Rate

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 12

11.	Using the:
a.	LIBOR Cap,
b.	Amount Capped,
c.	Mortgage Spread,
d.	Sr. Mezz Spread,
e.	Jr. Mezz Spread and
f.	Total Debt Spread

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Rate (At LIBOR Cap),
ii.	Total Sr. Mezz Rate (At LIBOR Cap),
iii.	Total Jr. Mezz Rate (At LIBOR Cap) and
iv.	Total Rate (At LIBOR Cap)

of the Mortgage Loan, Senior Mezzanine Loan, Junior Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate,
c.	Mortgage Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding three paragraphs of this Item 12., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Monthly Mortgage Debt Service,
iii.	Annual Mortgage Debt Service (At LIBOR Cap) and
iv.	Monthly Mortgage Debt Service (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

i.	The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as the product of:

i.       The “Original Allocated Mortgage Loan Balance,” as shown on the Final Data File,

ii.	The “Mortgage Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

Attachment A Page 7 of 12

12. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” and “Monthly Mortgage Debt Service (At LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service” and “Annual Mortgage Debt Service (At LIBOR Cap),” respectively.

13.	Using the:

a.       Original Allocated Sr. Mezzanine Loan Balance,

b.       Sr. Mezzanine Loan Interest Rate,

c.       Total Sr. Mezz Rate (At LIBOR Cap) and

d.       Accrual Basis

of the Senior Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 13., we recalculated the:

i.	Annual Sr. Mezz Debt Service and
ii.	Annual Sr. Mezz Debt Service (At LIBOR Cap)

of the Senior Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Sr. Mezz Debt Service” of the Senior Mezzanine Loan as the product of:

i.	The “Original Allocated Sr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Sr. Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Sr. Mezz Debt Service (At LIBOR Cap)” of the Senior Mezzanine Loan as the product of:

i.	The “Original Allocated Sr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Total Sr. Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

14.	Using the:

a.       Original Allocated Jr. Mezzanine Loan Balance,

b.	Jr. Mezzanine Loan Interest Rate,
c.	Total Jr. Mezz Rate (At LIBOR Cap) and
d.	Accrual Basis

of the Junior Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 14., we recalculated the:

i.	Annual Jr. Mezz Debt Service and
ii.	Annual Jr. Mezz Debt Service (At LIBOR Cap)

of the Junior Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 8 of 12

14. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Jr. Mezz Debt Service” of the Junior Mezzanine Loan as the product of:

i.	The “Original Allocated Jr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Jr. Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Jr. Mezz Debt Service (At LIBOR Cap)” of the Junior Mezzanine Loan as the product of:

i.	The “Original Allocated Jr. Mezzanine Loan Balance,” as shown on the Final Data File,
ii.	The “Total Jr. Mezz Rate (At LIBOR Cap),” as shown on the Final Data File, and
iii.	365/360.

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Sr. Mezz Debt Service,
c.	Annual Jr. Mezz Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Annual Sr. Mezz Debt Service (At LIBOR Cap) and
f.	Annual Jr. Mezz Debt Service (At LIBOR Cap)

of the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service and
ii.	Annual Total Debt Service (At LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 12

16.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Cut-off Date Allocated Loan Amount ($),
f.	Initial Maturity Allocated Mortgage Loan Balance,
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (At LIBOR Cap),
v.	Cut-off Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan TTM NCF DY and
ix.	Cut-Off Date Allocated Loan Amount per Unit ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (At LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 10 of 12

17.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (At LIBOR Cap),
e.	Annual Sr. Mezz Debt Service,
f.	Annual Sr. Mezz Debt Service (At LIBOR Cap),
g.	Cut-off Date Allocated Loan Amount ($),
h.	Cut-off Allocated Sr. Mezzanine Loan Balance,
i.	Initial Maturity Allocated Mortgage Loan Balance,
j.	Initial Maturity Allocated Sr. Mezzanine Loan Balance,
k.	Appraised Value ($) and
l.	Units

of the Mortgage Loan, Senior Mezzanine Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage + Senior Mezz Debt TTM NOI DSCR,
ii.	Mortgage + Senior Mezz Debt TTM NCF DSCR,
iii.	Mortgage + Senior Mezz Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Mortgage + Senior Mezz Debt TTM NCF DSCR (At LIBOR Cap),
v.	Cut-off Mortgage + Senior Mezz Debt LTV,
vi.	Maturity Mortgage + Senior Mezz Debt LTV,
vii.	Cut-off Mortgage + Senior Mezz Debt TTM NOI DY,
viii.	Cut-off Mortgage + Senior Mezz Debt TTM NCF DY and
ix.	Mortgage + Senior Mezz Debt Per Unit

of the Mortgage + Senior Mezz Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purposes of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage + Senior Mezz Debt TTM NOI DSCR,” “Mortgage + Senior Mezz Debt TTM NCF DSCR,” ”Mortgage + Senior Mezz Debt TTM NOI DSCR (At LIBOR Cap)“ and “Mortgage + Senior Mezz Debt TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Mortgage + Senior Mezz Debt LTV,” ” Maturity Mortgage + Senior Mezz Debt LTV,” “Cut-off Mortgage + Senior Mezz Debt TTM NOI DY” and “Cut-off Mortgage + Senior Mezz Debt TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 11 of 12

18.	Using the:
a.	TTM NOI ($),
b.	TTM NCF ($),
c.	Annual Total Debt Service,
d.	Annual Total Debt Service (At LIBOR Cap),
e.	Cut-off Allocated Total Debt Balance,
f.	Initial Maturity Allocated Total Debt Balance,
g.	Appraised Value ($) and
h.	Units

of the Total Debt associated with the Mortgage Loan and Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt TTM NOI DSCR (At LIBOR Cap),
iv.	Total Debt TTM NCF DSCR (At LIBOR Cap),
v.	Cut-off Total Debt LTV,
vi.	Maturity Total Debt LTV,
vii.	Total Debt TTM NOI DY,
viii.	Total Debt TTM NCF DY and
ix.	Total Debt Per Unit

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purposes of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” ”Total Debt TTM NOI DSCR (At LIBOR Cap)” and ”Total Debt TTM NCF DSCR (At LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Total Debt LTV,” ”Maturity Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

19.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee,
c.	Operating Advisor Fee and
d.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 12 of 12

21.	Using the:
a.	Admin. Fee and
b.	Mortgage Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan and Mezzanine Loans Source Documents

Source Document Title	Source Document Date

Promissory Note	7 July 2017

Loan Agreement	7 July 2017

Senior Mezzanine Loan Agreement	7 July 2017

Junior Mezzanine Loan Agreement	7 July 2017

Cash Management Agreement	7 July 2017

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	7 July 2017

Senior Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	7 July 2017

Junior Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	7 July 2017

Settlement Statement	7 July 2017

Guaranty Agreement	7 July 2017

Tax and FF&E Escrow Report	14 July 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	12 July 2017

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	10 July 2017

Engineering Report	22 June 2017

Phase I Environmental Report	21 June 2017

Underwriter’s Summary Report	10 July 2017

Pro Forma Title Policy	Not Applicable

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreement	23 April 1987

Property Management Agreement Amendments	Various

Note:

1.	The mortgage loan interest rate cap agreement, senior mezzanine loan interest rate cap agreement and junior mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”

Exhibit 2 to Attachment A Page 1 of 9

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
County	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Engineering Report
Year Renovated	Appraisal Report
Flag	Appraisal Report
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document

Appraised Value ($)	Appraisal Report
Appraisal Type	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Date of Appraisal (Valuation Date)	Appraisal Report
Phase I Date	Phase I Environmental Report
Engineering Report Date	Engineering Report

Underwriting Information: (see Note 2)

Characteristic	Source Document

2013 Net Revenue ($)	Underwriter’s Summary Report
2014 Net Revenue ($)	Underwriter’s Summary Report
2015 Net Revenue ($)	Underwriter’s Summary Report
2016 Net Revenue ($)	Underwriter’s Summary Report
TTM Net Revenue ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 9

Underwriting Information: (continued)

Characteristic	Source Document

2013 Gross Operating Income ($)	Underwriter’s Summary Report
2014 Gross Operating Income ($)	Underwriter’s Summary Report
2015 Gross Operating Income ($)	Underwriter’s Summary Report
2016 Gross Operating Income ($)	Underwriter’s Summary Report
TTM Gross Operating Income ($)	Underwriter’s Summary Report
2013 Gross Operating Profit ($)	Underwriter’s Summary Report
2014 Gross Operating Profit ($)	Underwriter’s Summary Report
2015 Gross Operating Profit ($)	Underwriter’s Summary Report
2016 Gross Operating Profit ($)	Underwriter’s Summary Report
TTM Gross Operating Profit ($)	Underwriter’s Summary Report
2013 Total Expenses ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
2013 NOI ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
2013 Capex ($)	Underwriter’s Summary Report
2014 Capex ($)	Underwriter’s Summary Report
2015 Capex ($)	Underwriter’s Summary Report
2016 Capex ($)	Underwriter’s Summary Report
TTM Capex ($)	Underwriter’s Summary Report
2013 NCF ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 NCF ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
Underwritten Total Revenue ($)	Underwriter’s Summary Report
Underwritten Gross Operating Income ($)	Underwriter’s Summary Report
Underwritten Gross Operating Profit ($)	Underwriter’s Summary Report
Underwritten Total Expenses ($)	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten Capex ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 9

Hotel Operating Information:

Characteristic	Source Document

2013 Available Room Nights	Underwriter’s Summary Report
2014 Available Room Nights	Underwriter’s Summary Report
2015 Available Room Nights	Underwriter’s Summary Report
2016 Available Room Nights	Underwriter’s Summary Report
TTM Available Room Nights	Underwriter’s Summary Report
2013 Occupied Room Nights	Underwriter’s Summary Report
2014 Occupied Room Nights	Underwriter’s Summary Report
2015 Occupied Room Nights	Underwriter’s Summary Report
2016 Occupied Room Nights	Underwriter’s Summary Report
TTM Occupied Room Nights	Underwriter’s Summary Report
2013 Occupancy	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM Occupancy	Underwriter’s Summary Report
2013 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM Average Daily Room Rate ($)	Underwriter’s Summary Report
2013 RevPAR ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
2013 Room Revenue ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
2016 Room Revenue ($)	Underwriter’s Summary Report
TTM Room Revenue ($)	Underwriter’s Summary Report
Underwritten Available Room Nights	Underwriter’s Summary Report
Underwritten Occupied Room Nights	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
Underwritten Room Revenue ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 9

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Tax and FF&E Escrow Report
Monthly Tax Escrow Cash or LOC	Loan Agreement
Terms/Description of Springing Tax Escrow (If applicable)	Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Loan Agreement
Monthly Insurance Escrow Cash or LOC	Loan Agreement
Terms/Description of Springing Insurance Escrow (If applicable)	Loan Agreement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Tax and FF&E Escrow Report
Replacement Reserves Monthly Deposit Amount Cash or LOC	Loan Agreement
Monthly Replacement Reserves Cap	Loan Agreement
Terms/Description of Replacement Reserves	Loan Agreement
Rate Cap Reserve Initial Amount	Settlement Statement
Rate Cap Reserve Monthly Amount	Loan Agreement
Rate Cap Reserve Monthly Cash or LOC	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 9

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Borrower Entity	Loan Agreement
Original Allocated Mortgage Loan Balance	Loan Agreement
Original Allocated Sr. Mezzanine Loan Balance	Senior Mezzanine Loan Agreement
Original Allocated Jr. Mezzanine Loan Balance	Junior Mezzanine Loan Agreement
Note Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Loan Purpose	Settlement Statement
Sponsor	Guaranty Agreement
Payment Day of Month (and Business Day Convention) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
First Payment Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Initial Maturity Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Extension Options Description (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Payment Grace Period Event of Default (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Payment Grace Period Event of Late Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Balloon Grace Period Event of Default (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Balloon Grace Period Event of Late Fee (see Notes 3 and 4)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Mortgage Spread	Loan Agreement
Sr. Mezz Spread	Senior Mezzanine Loan Agreement
Jr. Mezz Spread	Junior Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 6 of 9

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

First Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Second Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Third Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fourth Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fifth Extension Spread Increase (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
First Extension Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Second Extension Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Third Extension Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fourth Extension Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Fifth Extension Fee (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Rate Type (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Amortization Type (During Initial Term and Extended Term) (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Accrual Basis (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Accrual Period Start (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement

Exhibit 2 to Attachment A Page 7 of 9

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period End (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Floor (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
Amount Floored (see Note 3)	Loan Agreement, Senior Mezzanine Loan Agreement and Junior Mezzanine Loan Agreement
LIBOR Cap (see Note 3)	Interest Rate Cap Agreement
Amount Capped (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Provider (see Note 3)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Loan Agreement
Partial Collateral Release (Y/N)	Loan Agreement
Substitution Allowed (Y/N)	Loan Agreement
LockBox (Y/N)	Loan Agreement and Cash Management Agreement
Terms/Description of Springing Lockbox (If applicable)	Loan Agreement
Cash Management (see Note 5)	Loan Agreement and Cash Management Agreement

Exhibit 2 to Attachment A Page 8 of 9

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of +/- $3.00 or less.

3.	For the purpose of comparing the:
a.	Note Date,
b.	Payment Day of Month (and Business Day Convention),
c.	First Payment Date,
d.	Initial Maturity Date,
e.	Extension Options (Yes/No),
f.	Extension Options Description,
g.	Fully Extended Maturity Date,
h.	Payment Grace Period Event of Default,
i.	Payment Grace Period Event of Late Fee,
j.	Balloon Grace Period Event of Default,
k.	Balloon Grace Period Event of Late Fee,
l.	First Extension Spread Increase,
m.	Second Extension Spread Increase,
n.	Third Extension Spread Increase,
o.	Fourth Extension Spread Increase,
p.	Fifth Extension Spread Increase,
q.	First Extension Fee,
r.	Second Extension Fee,
s.	Third Extension Fee,
t.	Fourth Extension Fee,
u.	Fifth Extension Fee,
v.	Rate Type,
w.	Amortization Type (During Initial Term and Extended Term),
x.	Accrual Basis,
y.	Interest Accrual Period Start,
z.	Interest Accrual Period End,
aa.	Interest Rate Adjustment Frequency,
bb.	LIBOR Rounding Methodology,
cc.	LIBOR Lookback Days,
dd.	LIBOR Floor,
ee.	Amount Floored,
ff.	LIBOR Cap,
gg.	Amount Capped,
hh.	LIBOR Cap Expiration Date and
ii.	LIBOR Cap Provider

Exhibit 2 to Attachment A Page 9 of 9

Notes: (continued)

3. (continued)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan, Senior Mezzanine Loan and Junior Mezzanine Loan that is shown in the applicable Source Documents for each of the characteristics listed in a. through ii. above.

4.	The Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown on the applicable Source Documents, for the “Balloon Grace Period Event of Late Fee” characteristic, as the applicable Source Documents did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Documents require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the Borrower or (ii) retained as additional collateral for the Mortgage Loan.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Property Name
Phase II Date
Seismic Report Date
Seismic PML%
Percentage of Cut-Off Date Allocated Loan Amount
Monthly Tax Escrow Cap
Monthly Insurance Escrow Cap
Monthly Replacement Reserves Cap
Rate Cap Reserve Cap
Exit Fees
Partial Collateral Release Description
Release Premium
Substitution Provision Description
Lockbox Type
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.